SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

3. SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") and generally accepted accounting principles in the United States ("U.S. GAAP") for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2020 Annual Report filed with the SEC on April 8, 2021. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

All amounts in the accompanying unaudited condensed consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.4566, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of June 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

b.	Revenue recognition

The Group has adopted ASC 606 Revenue from Contracts with Customers using the modified retrospective transition method from January 1, 2018. The Group’s revenue is generated from delivering educational programs and services and intellectualized operational services.

Disaggregation of revenues

The following table illustrates the disaggregation of revenue by operating segments for the six and three months ended June 30, 2021 and 2020, respectively:

(RMB in thousands)	K‑12 Schools	CP&CE Programs	Consolidated
	RMB	RMB	RMB
Net Revenues in the six months ended June 30, 2021	175,650	126,206	301,856
Net Revenues in the six months ended June 30, 2020	126,800	118,942	245,742
Net Revenues in the three months ended June 30, 2021	104,748	67,503	172,251
Net Revenues in the three months ended June 30, 2020	85,389	70,074	155,463

Contract Balances

The transferred control of promised services to customers results in the Group’s unconditional rights and conditional consideration receivable on passage of time. Accordingly, as of June 30, 2021 and December 31, 2020, the Group has no other contract assets except for Accounts Receivable, in RMB 21,234 and RMB 20,972, respectively. Please refer to Note 6-Accounts Receivable, Net for detail.

Contract liabilities represent the Group has received consideration but has not satisfied the related performance obligations. The tuition and service fees received in advance are the Group’s contract liabilities and presented in deferred revenue in the consolidated balance sheets. The revenue recognized during the six months ended June 30, 2021 that was previously included in the deferred revenue balances as of December 31, 2020 was RMB 163,699.

The following table provides the deferred revenue balances by segments as of June 30, 2021 and December 31, 2020.

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
K-12 Schools	111,106	126,564
CP&CE Programs	25,168	37,135
Total	136,274	163,699

c.	Allowance for doubtful accounts

The Group adopted ASC 326 Financial Instruments – Credit Losses using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit from January 1, 2020 and interim periods therein. Management used an expected credit loss model for the impairment of trading receivables as of period ends. Management believes the aging of accounts receivable is a reasonable parameter to estimate expected credit loss, and determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of accounts receivable on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance, when receivables are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.